Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Warrants [member]
Warrants outstanding	4,480,805	3,698,895